Share-based Payment - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2019 JPY (¥)	Mar. 31, 2018 JPY (¥)
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, issued	0
Weighted average stock price at the date of exercise	¥ 4,391	¥ 4,245
Stock options recognized as expenses		135,000,000
Restricted stock unit Vesting Period In Share Based Payment Arrangement	30 years
Restricted shares recognized as expenses	¥ 1,240,000,000	¥ 803,000,000